CASH AND CASH EQUIVALENTS (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Cash on hand	R 100.5	R 63.5
Access deposits and income funds	2,069.2	1,632.3
Restricted cash	10.3	19.3
Cash and cash equivalents	2,180.0	1,715.1	R 279.5	R 302.1
Interest earned on cash and cash equivalents	R 108.7	R 63.1	R 16.9
Effective annual yields	4.00%	5.60%
Environmental rehabilitation [member]
Disclosure of financial assets [line items]
Restricted cash	R 5.2
Various utilities [member]
Disclosure of financial assets [line items]
Restricted cash	R 5.1